SHARE-BASED COMPENSATION - RESTRICTED SHARES AWARD (Details) - Restricted shares			12 Months Ended
	Dec. 11, 2015 shares	Dec. 23, 2014 shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Number of ordinary shares
Outstanding at the beginning of the period (in shares)			44,406,588	44,406,588		14,925,016
Granted (in shares)						40,106,656
Vested (in shares)			(34,645,085)	(34,645,085)		(9,291,500)
Forfeited (in shares)			(2,743,280)	(2,743,280)		(1,333,584)
Outstanding at the end of the period (in shares)			7,018,223	7,018,223		44,406,588
Expected to vest at the end of the period (in shares)			7,018,223		44,406,588		7,018,223
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share) | $ / shares			$ 0.43		$ 0.50
Granted (in dollars per share) | $ / shares					0.43
Vested (in dollars per share) | $ / shares			0.43		0.49
Forfeited (in dollars per share) | $ / shares			0.44		0.52
Outstanding at the end of the period (in dollars per share) | $ / shares			0.46		0.43
Expected to vest at the end of the period (in dollars per share) | $ / shares			$ 0.46		$ 0.43
Aggregate fair value of the unvested restricted shares			$ 3,207,000	¥ 22,268,000		¥ 125,097,000
Total fair value of restricted shares vested			14,897,000	¥ 103,433,000		¥ 29,492,000
2011 Plan | Employees and directors
SHARE-BASED COMPENSATION
Shares issued (in shares)	40,106,656	11,265,520
Unrecognized share-based compensation cost			$ 1,501,000				¥ 10,419,000
Period over which unrecognized share-based compensation cost are expected to be recognized			8 months 12 days	8 months 12 days